Commitments and Contingencies	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Commitments and Contingencies

18 – COMMITMENTS AND CONTINGENCIES

OPERATING LEASE COMMITMENTS

The Company has the following financial commitments related to minimum rent expenses for facilities:

$
2014	54,507
2015	54,507
2016	31,796
Total	140,810

For the year ended March 31, 2013, facilities expense was $130,472 ($132,927 for the year ended March 31, 2012 and $123,546 for the year ended March 31, 2011). The lease was renewed for 5 years on November 1, 2010.

OTHER

The Company is committed to pay an unrelated third party $75,000 upon the listing of ZIM Corporation’s common shares on a national securities exchange.